PEAR TREE FUNDS

Supplement
to
Prospectus and Statement of Additional Information Dated August 1, 2017

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)
Institutional Shares (Ticker Symbol: QFVIX)
R6 Shares (Ticker Symbol: QFVRX)

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Ordinary Shares (Ticker Symbol: QUSOX)
Institutional Shares (Ticker Symbol: QUSIX)
R6 Shares (Ticker Symbol: QUSRX)

September 19, 2017
As of September 19, 2017, please note the following changes to the Prospectus and Statement of Additional Information, each dated August 1, 2017, of each of Pear Tree Polaris Foreign Value Fund ("Foreign Value Fund") and Pear Tree Polaris Foreign Value Small Cap Fund ("Foreign Value Small Cap Fund").

1. Prospectus.
(a)	"Summary Information About Pear Tree Funds – Pear Tree Polaris Foreign Value Fund – Management" in the Prospectus is revised as follows:
Management
Foreign Value Fund is managed by Pear Tree Advisors, Inc.  Foreign Value Fund is sub-advised by Polaris Capital Management, LLC ("Polaris").  The following employees of Polaris serve as the portfolio managers of Foreign Value Fund:
Investment Team	Position at Polaris	Manager of the Fund Since
Bernard R. Horn, Jr.	President and Chief Investment Officer	1998
Sumanta Biswas, CFA	Vice President and Assistant Portfolio Manager	2004
Bin Xiao, CFA	Assistant Portfolio Manager	2012
Jason M. Crawshaw	Assistant Portfolio Manager	2017

(b)	"Summary Information About Pear Tree Funds – Pear Tree Polaris Foreign Value Small Cap Fund – Management" in the Prospectus is revised as follows:
Management

Foreign Value Small Cap Fund is managed by Pear Tree Advisors, Inc.  Foreign Value Small Cap Fund is sub-advised by Polaris Capital Management, LLC ("Polaris").  The following employees of Polaris serve as the portfolio managers of Foreign Value Small Cap Fund:
Investment Team	Position at Polaris	Manager of the Fund Since
Bernard R. Horn, Jr.	President and Chief Investment Officer	2008
Sumanta Biswas, CFA	Vice President and Assistant Portfolio Manager	2008
Bin Xiao, CFA	Assistant Portfolio Manager	2012
Jason M. Crawshaw	Assistant Portfolio Manager	2017

(c)
"Management of Pear Tree Funds – Pear Tree Polaris Small Cap Fund, Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund – Portfolio Management" in the Prospectus is revised as follows:

Portfolio Management.
Portfolio manager	Portfolio manager experience in these Funds	Primary title(s) with Sub-Adviser, primary role and investment experience
Bernard R. Horn, Jr.
Small Cap Fund since 2015; Lead Portfolio Manager
Foreign Value Fund since 1998 (Fund inception); Lead Portfolio Manager
Foreign Value Small Cap Fund since 2008 (Fund inception); Lead Portfolio Manager
President and Chief Investment Officer since 1998. Founder and Portfolio Manager since 1995. Investment professional since 1980.
Sumanta Biswas, CFA	Small Cap Fund since 2015 Foreign Value Fund since 2004 Foreign Value Small Cap Fund since 2008 (Fund inception) Assistant Portfolio Manager
Vice President and Assistant Portfolio Manager since 2004.
Investment professional since 1996; 1996 to 2000 as an officer for the Securities and Exchange Board of India; in 2001 as an intern for Delta Partners; 2002 to 2004 as an Analyst for Polaris.

Bin Xiao, CFA	Small Cap Fund since 2015 Foreign Value Fund since 2008 Foreign Value Small Cap Fund since 2008
Assistant Portfolio Manager since  2012
Analyst with Polaris since 2006.
Internship at HSBC Global Investment Banking in 2005, internship at Polaris in 2004/2005. 2002 to 2004 as a software architect and project manager at PNC Financial Service Group (PFPC), following positions as an information systems engineer and software engineer at Vanguard Group and RIT Research Corporation respectively.
MBA MIT's Sloan School of Management 2006; M.S. degree computer science Rochester Institute of Technology 2000; undergraduate degree Beijing Institute of Technology in China in 1998.

Jason M. Crawshaw	Small Cap Fund since 2016 Foreign Value Fund since 2017 Foreign Value Small Cap Fund since 2017
Assistant Portfolio Manager since 2015.
Analyst with Polaris since 2014.
Investment professional since 1994; 1994 to 1996, First Corp Merchant Bank, Equity Analyst for internal, hedge fund; 1996 to 1997, Coronation Securities, Equity Analyst/Assistant Portfolio Manager for internal hedge fund; 1998 to 2001, Equinox Holdings, Portfolio Manager for long/short small cap equity portfolio; 2002 to 2006, Brait Specialized Funds, Portfolio Manager for long/short small cap equity portfolio; 2007 to 2013, Liberty Square Asset Management, Managing Director and Portfolio Manager for boutique international hedge fund/asset manager.

2. Statement of Additional Information.
(a)
"The Manager and The Sub-Advisers – The Sub-Advisers – Portfolio Managers – Pear Tree Polaris Foreign Value Fund – Polaris (as of March 31, 2017)" and "– Pear Tree Polaris Foreign Value Small Cap Fund – Polaris (as of March 31, 2017)" are revised as follows:

 Pear Tree Polaris Foreign Value Fund - Polaris (as of March 31, 2017)

Portfolio Manager:	Category	Number of All Accounts	Total Assets of All Accounts* (in 000s)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bernard R. Horn, Jr.
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Sumanta Biswas, CFA
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Bin Xiao, CFA
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Jason Crawshaw
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0

Pear Tree Polaris Foreign Value Small Cap Fund – Polaris (as of March 31, 2017)

Portfolio Manager:	Category	Number of All Accounts	Total Assets of All Accounts* (in 000s)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bernard R. Horn, Jr.
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Sumanta Biswas, CFA
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Bin Xiao, CFA
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0
Jason Crawshaw
	Registered Investment Companies	7	$3,860,967	0	$0
	Other Pooled Investment Vehicles	6	$803,147	0	$0
	Other Accounts	27	$3,057,820	0	$0

*	For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies excluding the Pear Tree Funds.

The following table shows the dollar range of shares of a Fund that were beneficially owned by each portfolio manager as of March 31, 2017.
Pear Tree Fund (Portfolio Manager)	Dollar Range of Equity Securities Owned

Pear Tree Polaris Small Cap Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.							X
Sumanta Biswas, CFA	X
Bin Xiao, CPA	X
Jason Crawshaw			X
Pear Tree Quality Fund (Columbia)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Robert A. von Pentz, CFA	X
Pear Tree PanAgora Emerging Markets Fund (PanAgora)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Edward Qian, Ph.D., CFA	X
Mark Barnes, Ph.D.			X
Nicholas Alonso, CFA			X
Pear Tree PanAgora Risk Parity Emerging Markets Fund (PanAgora)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Edward Qian, Ph.D., CFA	X
Mark Barnes, Ph.D.			X
Nicholas Alonso, CFA			X
Pear Tree Polaris Foreign Value Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.							X
Sumanta Biswas, CFA	X
Bin Xiao, CFA	X
Jason Crawshaw				X
Pear Tree Polaris Foreign Value Small Cap Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.							X
Sumanta Biswas, CFA					X
Bin Xiao, CFA					X
Jason Crawshaw				X
* For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies excluding the Pear Tree Funds.

The following table shows the dollar range of shares of a Fund that were beneficially owned by each portfolio manager as of March 31, 2017.

Pear Tree Fund (Portfolio Manager)	Dollar Range of Equity Securities Owned

Pear Tree Polaris Small Cap Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.	X
Sumanta Biswas, CFA	X
Bin Xiao, CPA	X
Jason M. Crawshaw			X
Pear Tree Quality Fund (Columbia)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Robert A. von Pentz	X
Pear Tree PanAgora Emerging Markets Fund (PanAgora)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Edward Qian,Ph.D., CFA	X
Mark Barnes, Ph.D.			X
Nicholas Alonso, CFA			X
Pear Tree PanAgora Risk Parity Emerging Markets Fund (PanAgora)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Edward Qian. Ph.D., CFA	X
Mark Barnes, Ph.D.			X
Nicholas Alonso, CFA			X
Pear Tree Polaris Foreign Value Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.							X
Sumanta Biswas, CFA	X
Bin Xiao, CFA	X
Jason Crawshaw				X
Pear Tree Polaris Foreign Value Small Cap Fund (Polaris)	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001-$1,000,000	Over $1,000,000
Bernard R. Horn, Jr.							X
Sumanta Biswas, CFA					X
Bin Xiao, CFA					X
Jason Crawshaw				X

*     *     *
The rest of the Prospectus and Statement of Additional Information remains unchanged.
*     *     *
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

{B2195145; 1}
1